ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	209,551,893	211,083,301	209,920,447	204,135,029	193,770,753
Treasury stock at cost, shares	122,540	5,574,244	1,360,000	2,945,840	2,945,840
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	209,551,893	211,083,301
Treasury stock at cost, shares	122,540	5,574,244